Parent Company Statements - Narrative (Details) (Parent Company, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Parent Company
Income taxes	$ 4.54	$ 4.21	$ 5.97
Undistributed earnings, restricted from transfer as dividends	$ 173.1	$ 146.6